Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 01, 2017	Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	TRUSTCO BANK CORP N Y
Entity Central Index Key	0000357301
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 591,961,513
Entity Common Stock, Shares Outstanding		95,862,943
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016